Schedule of Investments(a)
November 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–67.63%
Aerospace & Defense–0.93%
BAE Systems PLC (United Kingdom), 5.00%, 03/26/2027(b)	$1,534,000	$1,552,302
Boeing Co. (The),
6.26%, 05/01/2027	640,000	657,831
6.30%, 05/01/2029	925,000	984,011
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,920,000	2,964,266
Lockheed Martin Corp., 4.15%, 08/15/2028	1,647,000	1,658,795
RTX Corp.,
5.00%, 02/27/2026	447,000	447,501
5.75%, 11/08/2026	3,603,000	3,656,326
5.75%, 01/15/2029	966,000	1,014,405
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	892,961
6.38%, 03/01/2029(b)	5,421,000	5,590,227
		19,418,625
Agricultural & Farm Machinery–0.29%
AGCO Corp., 5.45%, 03/21/2027	1,100,000	1,114,313
CNH Industrial Capital LLC, 4.75%, 03/21/2028	640,000	648,625
Imperial Brands Finance PLC (United Kingdom), 4.50%, 06/30/2028(b)	2,921,000	2,949,186
John Deere Capital Corp.,
5.15%, 09/08/2026	856,000	864,074
4.90%, 03/03/2028	394,000	403,708
		5,979,906
Apparel Retail–0.06%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,272,000	1,208,275
Apparel, Accessories & Luxury Goods–0.04%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(b)	789,000	787,261
Application Software–0.62%
Cadence Design Systems, Inc., 4.30%, 09/10/2029	1,768,000	1,777,538
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)(c)	761,000	778,653
Intuit, Inc.,
5.25%, 09/15/2026	2,163,000	2,183,998
5.13%, 09/15/2028	3,439,000	3,552,001
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	285,000	295,914
Roper Technologies, Inc.,
4.25%, 09/15/2028	845,000	849,117
4.45%, 09/15/2030	887,000	892,589
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	737,000	737,563
Synopsys, Inc., 4.85%, 04/01/2030(c)	1,918,000	1,959,925
		13,027,298
Principal Amount		Value
Asset Management & Custody Banks–0.75%
Ares Strategic Income Fund, 4.85%, 01/15/2029(b)	$8,610,000	$8,503,558
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030(c)	355,000	355,009
Bank of New York Mellon Corp. (The),
4.44%, 06/09/2028(d)	1,718,000	1,730,132
4.85% (SOFR + 0.68%), 06/09/2028(e)	3,091,000	3,097,701
Citadel L.P., 6.00%, 01/23/2030(b)	295,000	307,284
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	722,000	726,740
Northern Trust Corp., 4.15%, 11/19/2030	909,000	912,638
		15,633,062
Automobile Manufacturers–3.69%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	4,950,000	4,946,036
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)(c)	1,495,000	1,496,388
4.30%, 08/12/2027(b)(c)	2,316,000	2,326,137
4.95%, 01/13/2028(b)	794,000	806,011
Ford Motor Credit Co. LLC,
7.12% (SOFR + 2.95%), 03/06/2026(c)(e)	2,378,000	2,390,654
5.85%, 05/17/2027	5,336,000	5,411,136
5.92%, 03/20/2028(c)	1,671,000	1,708,699
6.80%, 11/07/2028	1,798,000	1,882,821
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028(c)	7,444,000	7,517,265
4.69%, 07/08/2030	9,484,000	9,611,243
Hyundai Capital America,
5.65%, 06/26/2026(b)(c)	1,016,000	1,024,106
5.30%, 03/19/2027(b)	2,094,000	2,123,927
4.88%, 06/23/2027(b)(c)	4,263,000	4,308,203
5.00%, 01/07/2028(b)	5,378,000	5,464,024
5.60%, 03/30/2028(b)	589,000	606,073
4.25%, 09/18/2028(b)	1,602,000	1,601,460
5.30%, 01/08/2030(b)	1,675,000	1,728,107
4.50%, 09/18/2030(b)(c)	3,226,000	3,231,896
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,243,000	2,291,406
PACCAR Financial Corp., 4.25%, 06/23/2027(c)	6,172,000	6,222,688
Toyota Motor Credit Corp., 4.55%, 08/07/2026	4,097,000	4,115,297
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(b)	4,373,000	4,388,816
4.90%, 08/14/2026(b)	2,154,000	2,163,673
		77,366,066
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–0.59%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(b)	$3,094,000	$3,102,677
4.73% (SOFR + 0.71%), 08/11/2027(b)(e)	8,135,000	8,157,331
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	373,000	388,013
ERAC USA Finance LLC, 5.00%, 02/15/2029(b)	610,000	627,324
		12,275,345
Automotive Retail–0.58%
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	6,000,000	6,012,734
5.50%, 10/01/2030(b)	3,874,000	3,896,188
O’Reilly Automotive, Inc., 5.75%, 11/20/2026(c)	2,281,000	2,316,586
		12,225,508
Biotechnology–0.11%
AbbVie, Inc., 4.80%, 03/15/2027	2,187,000	2,211,536
Broadline Retail–0.61%
Amazon.com, Inc., 3.90%, 11/20/2028	12,729,000	12,781,261
Building Products–0.32%
Amrize Finance US LLC,
4.60%, 04/07/2027(b)	2,853,000	2,870,977
4.95%, 04/07/2030(b)	406,000	416,744
CRH America Finance, Inc., 4.40%, 02/09/2031	2,235,000	2,240,562
Lennox International, Inc., 5.50%, 09/15/2028	1,083,000	1,121,430
		6,649,713
Cargo Ground Transportation–0.58%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	1,231,000	1,238,443
5.35%, 01/12/2027(b)(c)	743,000	751,619
6.05%, 08/01/2028(b)	828,000	865,145
5.25%, 02/01/2030(b)	6,433,000	6,640,290
Ryder System, Inc.,
5.30%, 03/15/2027	1,834,000	1,861,416
4.90%, 12/01/2029	805,000	823,846
		12,180,759
Commercial & Residential Mortgage Finance–0.66%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	1,340,000	1,358,688
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(b)(d)	1,990,000	2,029,290
4.35%, 09/30/2030(b)	9,656,000	9,665,983
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	710,000	737,578
		13,791,539
Computer & Electronics Retail–0.19%
Dell International LLC/EMC Corp., 4.15%, 02/15/2029	4,061,000	4,056,444
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.75%
Caterpillar Financial Services Corp.,
4.50%, 01/07/2027	$2,768,000	$2,790,719
3.95%, 11/14/2028	3,000,000	3,008,558
4.61% (SOFR + 0.58%), 11/14/2028(c)(e)	3,840,000	3,859,469
Cummins, Inc., 4.25%, 05/09/2028	1,725,000	1,740,737
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)(c)	2,357,000	2,418,146
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	1,766,000	1,811,890
		15,629,519
Construction Materials–0.11%
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)(c)	2,232,000	2,263,618
Consumer Electronics–0.78%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	14,770,000	15,057,428
5.63%, 04/24/2029(b)	1,284,000	1,341,399
		16,398,827
Consumer Finance–1.12%
American Express Co.,
5.65%, 04/23/2027(d)	2,348,000	2,362,655
4.73%, 04/25/2029(d)	4,875,000	4,956,738
5.31% (SOFR + 1.26%), 04/25/2029(e)	1,371,000	1,389,095
4.35%, 07/20/2029(d)	2,917,000	2,941,336
4.87% (SOFR + 0.81%), 07/20/2029(e)	4,351,000	4,357,281
Capital One Financial Corp., 7.15%, 10/29/2027(d)	1,200,000	1,230,478
General Motors Financial Co., Inc.,
5.40%, 04/06/2026	285,000	286,208
4.20%, 10/27/2028(c)	3,088,000	3,090,277
OneMain Finance Corp., 6.50%, 03/15/2033(c)	1,190,000	1,196,735
SLM Corp., 6.50%, 01/31/2030(c)	1,302,000	1,358,181
Synchrony Financial, 5.02%, 07/29/2029(c)(d)	316,000	319,378
		23,488,362
Consumer Staples Merchandise Retail–0.19%
Walmart, Inc., 4.10%, 04/28/2027	3,921,000	3,948,387
Distillers & Vintners–0.01%
Constellation Brands, Inc., 4.80%, 05/01/2030	203,000	206,760
Distributors–0.15%
Genuine Parts Co.,
6.50%, 11/01/2028	1,363,000	1,444,652
4.95%, 08/15/2029	1,710,000	1,736,868
		3,181,520
Diversified Banks–14.87%
ASB Bank Ltd. (New Zealand), 4.16%, 10/29/2030(b)	4,300,000	4,307,314
Banco Santander S.A. (Spain), 6.53%, 11/07/2027(d)	400,000	408,748
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
5.08%, 01/20/2027(d)	$2,084,000	$2,086,078
4.98%, 01/24/2029(d)	6,581,000	6,705,070
4.62%, 05/09/2029(d)	1,644,000	1,666,719
5.14% (SOFR + 1.11%), 05/09/2029(c)(e)	4,781,000	4,816,081
5.06% (SOFR + 1.01%), 01/24/2031(c)(e)	1,408,000	1,408,532
Series RR, 4.38%(c)(d)(f)	1,936,000	1,910,900
Bank of Montreal (Canada), 4.91% (SOFR + 0.86%), 01/27/2029(e)	3,039,000	3,046,748
Bank of New York Mellon (The), 4.73%, 04/20/2029(d)	1,093,000	1,112,573
Barclays PLC (United Kingdom),
6.50%, 09/13/2027(d)	3,458,000	3,517,600
5.09%, 02/25/2029(d)	2,040,000	2,078,888
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	2,287,000	2,313,637
5.45% (SOFR + 1.43%), 05/09/2029(b)(e)	3,299,000	3,338,659
Citibank N.A.,
5.49%, 12/04/2026	2,410,000	2,443,740
4.74% (SOFR + 0.71%), 11/19/2027(e)	5,642,000	5,655,115
Citigroup, Inc.,
4.64%, 05/07/2028(d)	3,796,000	3,823,548
5.17% (SOFR + 1.14%), 05/07/2028(e)	3,081,000	3,100,285
4.79%, 03/04/2029(d)	6,180,000	6,268,389
4.54%, 09/19/2030(d)	2,368,000	2,390,212
5.49% (SOFR + 1.46%), 05/07/2031(e)	1,384,000	1,404,912
5.32% (SOFR + 1.17%), 09/11/2031(e)	8,138,000	8,170,833
Comerica, Inc., 5.98%, 01/30/2030(d)	461,000	480,660
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	2,008,000	2,015,990
Fifth Third Bancorp, 6.34%, 07/27/2029(d)	281,000	296,130
Fifth Third Bank N.A.,
4.86% (SOFR + 0.81%), 01/28/2028(e)	2,922,000	2,927,341
4.97%, 01/28/2028(d)	2,230,000	2,250,441
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	5,682,000	5,700,350
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	2,000,000	2,023,625
5.07% (SOFR + 1.04%), 11/19/2028(e)	3,502,000	3,518,378
5.13%, 11/19/2028(d)	5,665,000	5,771,302
5.07% (SOFR + 1.03%), 03/03/2029(e)	4,643,000	4,655,932
HSBC USA, Inc.,
5.29%, 03/04/2027	4,202,000	4,269,358
4.65%, 06/03/2028	2,038,000	2,072,535
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(d)	2,664,000	2,702,222
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
6.07%, 10/22/2027(c)(d)	$3,103,000	$3,156,293
5.04%, 01/23/2028(d)	3,015,000	3,046,432
5.57%, 04/22/2028(d)	1,724,000	1,758,707
4.98%, 07/22/2028(d)	5,570,000	5,654,871
4.51%, 10/22/2028(d)	3,378,000	3,409,455
4.85% (SOFR + 0.80%), 01/24/2029(c)(e)	2,486,000	2,492,077
4.92%, 01/24/2029(d)	658,000	670,692
6.09%, 10/23/2029(d)	1,693,000	1,787,537
KeyBank N.A.,
4.70%, 01/26/2026	1,588,000	1,588,426
5.85%, 11/15/2027(c)	1,773,000	1,827,877
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(d)	1,991,000	2,015,195
5.46%, 01/05/2028(d)	3,583,000	3,633,483
5.09% (SOFR + 1.06%), 11/26/2028(e)	5,345,000	5,374,863
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	2,517,000	2,517,572
Morgan Stanley Bank N.A.,
4.45%, 10/15/2027(d)	2,164,000	2,171,405
4.95%, 01/14/2028(d)	2,923,000	2,949,089
5.50%, 05/26/2028(d)	3,629,000	3,705,110
4.97%, 07/14/2028(d)	2,975,000	3,017,607
5.02%, 01/12/2029(d)	1,075,000	1,095,547
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(d)	1,930,000	1,942,246
4.85% (SOFR + 0.77%), 07/06/2028(e)	4,194,000	4,203,758
Morgan Stanley Private Bank, N.A., 4.20%, 11/17/2028(d)	13,981,000	14,007,897
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	2,239,000	2,290,460
NatWest Group PLC (United Kingdom),
5.58%, 03/01/2028(d)	2,359,000	2,400,684
5.52%, 09/30/2028(d)	1,700,000	1,742,915
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	946,000	968,772
PNC Bank N.A.,
4.54%, 05/13/2027(d)	4,463,000	4,469,919
4.43%, 07/21/2028(d)	4,774,000	4,805,696
4.79% (SOFR + 0.73%), 07/21/2028(e)	2,935,000	2,935,560
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	2,150,000	2,195,437
5.58%, 06/12/2029(d)	2,004,000	2,078,077
Royal Bank of Canada (Canada),
4.00%, 11/03/2028(d)	13,415,000	13,397,028
4.88% (SOFR + 0.83%), 01/24/2029(e)	2,950,000	2,959,210
4.97%, 01/24/2029(c)(d)	5,992,000	6,103,568
Santander UK Group Holdings PLC (United Kingdom), 4.32%, 09/22/2029(d)	6,629,000	6,638,539
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	$2,002,000	$2,024,930
6.75%, 02/08/2028(b)(d)	1,969,000	2,026,073
5.30% (SOFR + 1.24%), 01/21/2029(b)(e)	2,290,000	2,306,689
5.55%, 01/21/2029(b)(d)	2,904,000	2,981,731
Sumitomo Mitsui Trust Bank Ltd. (Japan), 4.92% (SOFR + 0.75%), 09/11/2028(b)(e)	2,481,000	2,486,498
Toronto-Dominion Bank (The) (Canada),
4.11%, 10/13/2028	13,567,000	13,601,349
4.81%, 06/03/2030	8,185,000	8,374,950
Truist Bank,
4.42%, 07/24/2028(d)	2,943,000	2,958,012
4.82% (SOFR + 0.77%), 07/24/2028(e)	4,112,000	4,114,887
4.14%, 10/23/2029(d)	17,775,000	17,776,216
U.S. Bancorp, 6.79%, 10/26/2027(d)	5,950,000	6,090,273
UBS AG (Switzerland), 4.53% (SOFR + 0.50%), 05/17/2027(e)	3,340,000	3,341,787
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	1,067,000	1,089,941
4.97%, 04/23/2029(d)	3,045,000	3,105,275
5.57%, 07/25/2029(d)	1,039,000	1,077,060
6.30%, 10/23/2029(d)	1,161,000	1,229,616
7.63%(c)(d)(f)	1,131,000	1,205,767
		311,461,903
Diversified Capital Markets–1.25%
Deutsche Bank AG (Germany),
5.29% (SOFR + 1.21%), 01/10/2029(e)	1,208,000	1,214,506
5.37%, 01/10/2029(d)	2,221,000	2,268,772
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	4,681,000	4,687,543
4.15%, 12/23/2029(b)(d)	5,386,000	5,386,421
4.95% (SOFR + 0.84%), 12/23/2029(b)(e)	12,734,000	12,703,936
		26,261,178
Diversified Chemicals–0.14%
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)(c)	2,930,000	2,981,764
Diversified Financial Services–2.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	4,065,000	4,143,514
5.75%, 06/06/2028	1,288,000	1,336,095
4.38%, 11/15/2030	8,141,000	8,132,700
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	2,192,000	2,218,776
6.38%, 05/04/2028(b)	2,041,000	2,128,666
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	16,583,000	16,855,624
Goldman Sachs Private Credit Corp.,
5.88%, 05/06/2028(b)	356,000	362,109
6.25%, 05/06/2030(b)(c)	356,000	363,283
Principal Amount		Value
Diversified Financial Services–(continued)
LPL Holdings, Inc.,
5.70%, 05/20/2027	$703,000	$716,433
4.90%, 04/03/2028	2,517,000	2,554,057
6.75%, 11/17/2028	744,000	794,228
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	11,240,000	11,245,152
Voya Global Funding, 4.60%, 11/24/2030(b)	1,794,000	1,809,282
		52,659,919
Diversified Metals & Mining–0.17%
Glencore Funding LLC (Australia),
5.15% (SOFR + 1.06%), 04/04/2027(b)(e)	1,141,000	1,145,889
4.91%, 04/01/2028(b)(c)	560,000	570,407
5.19%, 04/01/2030(b)	761,000	784,703
Rio Tinto Finance (USA) PLC (Australia), 4.88%, 03/14/2030	1,130,000	1,163,608
		3,664,607
Diversified Support Services–0.18%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	1,728,000	1,824,114
5.04%, 03/25/2030(b)	1,787,000	1,831,933
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	217,000	222,439
		3,878,486
Electric Utilities–3.69%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,175,000	1,254,916
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(d)	2,713,000	2,696,037
Capital Power (US Holdings), Inc. (Canada), 5.26%, 06/01/2028(b)	2,278,000	2,323,169
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	811,000	837,846
Consolidated Edison Co. of New York, Inc., 4.55% (SOFR + 0.52%), 11/18/2027(e)	2,606,000	2,612,042
Duke Energy Corp.,
5.00%, 12/08/2025	1,465,000	1,465,145
4.85%, 01/05/2027	2,749,000	2,771,580
5.00%, 12/08/2027	428,000	435,336
4.85%, 01/05/2029	638,000	652,042
Duke Energy Florida LLC, 4.20%, 12/01/2030(c)	918,000	920,117
Exelon Corp., 5.13%, 03/15/2031	2,154,000	2,230,902
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	394,000	399,172
Georgia Power Co., 4.00%, 10/01/2028(c)	3,222,000	3,230,014
Jersey Central Power & Light Co., 4.15%, 01/15/2029(b)	4,290,000	4,293,770
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026	$2,326,000	$2,360,026
4.82% (SOFR + 0.80%), 02/05/2027(c)(e)	3,605,000	3,624,136
4.12%, 09/16/2027	3,220,000	3,233,893
4.85%, 02/07/2029	1,153,000	1,182,072
Series D, 4.15%, 08/25/2028	5,987,000	6,022,667
NextEra Energy Capital Holdings, Inc.,
4.95%, 01/29/2026	4,337,000	4,341,139
4.69%, 09/01/2027	5,066,000	5,120,977
4.85%, 02/04/2028	1,801,000	1,834,486
6.38%, 08/15/2055(d)	2,377,000	2,469,672
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	2,282,000	2,300,438
NRG Energy, Inc., 4.73%, 10/15/2030(b)(c)	2,443,000	2,440,022
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/2027(b)	3,811,000	3,840,834
PacifiCorp, 5.10%, 02/15/2029(c)	738,000	752,412
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	575,000	585,024
5.15%, 05/15/2030	920,000	952,382
Southern Co. (The), Series B, 4.00%, 01/15/2051(d)	1,332,000	1,333,733
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	350,000	360,983
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	1,651,000	1,666,315
5.63%, 02/15/2027(b)	1,500,000	1,502,751
4.30%, 10/15/2028(b)	3,652,000	3,644,915
4.60%, 10/15/2030(b)	1,299,000	1,297,046
Xcel Energy, Inc., 4.75%, 03/21/2028	363,000	368,263
		77,356,274
Electrical Components & Equipment–0.80%
EnerSys, 4.38%, 12/15/2027(b)(c)	337,000	335,463
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	833,000	843,071
Regal Rexnord Corp.,
6.05%, 02/15/2026	3,047,000	3,054,177
6.05%, 04/15/2028	1,522,000	1,575,630
Vertiv Group Corp., 4.13%, 11/15/2028(b)	11,000,000	10,915,268
		16,723,609
Electronic Components–0.89%
Amphenol Corp.,
3.80%, 11/15/2027	14,763,000	14,748,721
4.55% (SOFR + 0.53%), 11/15/2027(c)(e)	3,910,000	3,917,165
		18,665,886
Electronic Equipment & Instruments–0.11%
Keysight Technologies, Inc., 5.35%, 07/30/2030	2,161,000	2,254,609
Principal Amount		Value
Environmental & Facilities Services–0.25%
Veralto Corp.,
5.50%, 09/18/2026	$3,720,000	$3,755,238
5.35%, 09/18/2028	1,514,000	1,563,733
		5,318,971
Fertilizers & Agricultural Chemicals–0.14%
Mosaic Co. (The), 4.35%, 01/15/2029	2,878,000	2,887,386
Financial Exchanges & Data–0.01%
Nasdaq, Inc., 5.35%, 06/28/2028	267,000	275,513
Food Retail–0.19%
Alimentation Couche-Tard, Inc. (Canada), 4.15%, 09/29/2028(b)	3,998,000	4,014,582
Forest Products–0.03%
Georgia-Pacific LLC, 4.40%, 06/30/2028(b)(c)	539,000	545,068
Gas Utilities–0.08%
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)(c)	1,068,000	1,094,949
Southwest Gas Corp., 5.45%, 03/23/2028	538,000	553,075
		1,648,024
Gold–0.31%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	6,490,000	6,497,629
Health Care Distributors–0.03%
Cardinal Health, Inc., 4.50%, 09/15/2030(c)	605,000	611,441
Health Care Equipment–0.44%
Stryker Corp.,
4.55%, 02/10/2027	4,030,000	4,060,332
4.70%, 02/10/2028	5,074,000	5,155,576
		9,215,908
Health Care Facilities–0.31%
Ascension Health, Series 2025, 4.08%, 11/15/2028(c)	6,415,000	6,455,383
Health Care REITs–0.09%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	1,817,000	1,852,548
Health Care Services–0.56%
CommonSpirit Health, 4.35%, 09/01/2030(c)	864,000	865,394
CVS Health Corp.,
5.00%, 01/30/2029	813,000	831,956
7.00%, 03/10/2055(d)	5,761,000	6,063,222
HCA, Inc., 5.00%, 03/01/2028	762,000	776,766
Icon Investments Six DAC,
5.81%, 05/08/2027	1,655,000	1,688,416
5.85%, 05/08/2029	1,536,000	1,604,322
		11,830,076
Health Care Supplies–0.06%
Solventum Corp., 5.45%, 02/25/2027	1,335,000	1,353,501
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Home Improvement Retail–0.58%
Lowe`s Cos., Inc.,
3.95%, 10/15/2027(c)	$5,893,000	$5,887,930
4.00%, 10/15/2028(c)	6,186,000	6,188,756
		12,076,686
Hotel & Resort REITs–0.19%
Host Hotels & Resorts L.P., 4.25%, 12/15/2028(c)	3,992,000	3,989,141
Hotels, Resorts & Cruise Lines–1.23%
Carnival Corp.,
5.13%, 05/01/2029(b)	14,662,000	14,793,841
5.75%, 03/15/2030(b)(c)	4,662,000	4,794,363
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)(c)	1,800,000	1,747,651
Marriott International, Inc.,
4.20%, 07/15/2027	2,656,000	2,664,032
4.80%, 03/15/2030	1,647,000	1,684,464
		25,684,351
Housewares & Specialties–0.04%
Newell Brands, Inc., 6.38%, 05/15/2030(c)	950,000	915,300
Industrial Machinery & Supplies & Components–0.12%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	998,000	1,013,869
Nordson Corp., 5.60%, 09/15/2028	556,000	574,978
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	855,000	882,473
		2,471,320
Industrial REITs–0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	133,000	141,490
Insurance Brokers–0.09%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	1,905,000	1,924,564
Integrated Oil & Gas–0.67%
Occidental Petroleum Corp.,
5.00%, 08/01/2027	2,684,000	2,734,741
5.20%, 08/01/2029	648,000	664,577
SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030(b)	5,705,000	5,627,307
Saudi Arabian Oil Co. (Saudi Arabia), 4.75%, 06/02/2030(b)	5,022,000	5,095,876
		14,122,501
Integrated Telecommunication Services–1.11%
AT&T, Inc., 4.70%, 08/15/2030(c)	2,991,000	3,050,208
NBN Co. Ltd. (Australia), 4.00%, 10/01/2027(b)	9,091,000	9,073,071
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	2,057,000	2,102,044
5.39% (SOFR + 1.31%), 07/16/2030(b)(e)	1,529,000	1,555,200
TELUS Corp. (Canada), 6.63%, 10/15/2055(d)	3,914,000	4,012,925
WULF Compute LLC, 7.75%, 10/15/2030(b)	1,721,000	1,780,754
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	$1,626,000	$1,727,504
		23,301,706
Interactive Home Entertainment–0.43%
Roblox Corp., 3.88%, 05/01/2030(b)	9,450,000	9,042,786
Interactive Media & Services–0.92%
Alphabet, Inc., 3.88%, 11/15/2028(c)	9,653,000	9,712,218
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	611,000	617,498
Meta Platforms, Inc., 4.20%, 11/15/2030	3,489,000	3,514,021
WarnerMedia Holdings, Inc., 4.05%, 03/15/2029	5,600,000	5,436,634
		19,280,371
Investment Banking & Brokerage–3.86%
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028(b)(c)	3,139,000	3,147,410
Charles Schwab Corp. (The),
5.88%, 08/24/2026	5,754,000	5,823,258
4.34%, 11/14/2031(d)	1,265,000	1,268,560
Goldman Sachs Group, Inc. (The),
4.98% (SOFR + 0.81%), 03/09/2027(e)	3,642,000	3,647,359
4.98% (SOFR + 0.82%), 09/10/2027(e)	294,000	294,524
4.94%, 04/23/2028(c)(d)	2,259,000	2,284,223
5.34% (SOFR + 1.29%), 04/23/2028(c)(e)	5,097,000	5,140,546
4.15%, 10/21/2029(d)	14,455,000	14,468,189
5.13% (SOFR + 1.08%), 01/28/2031(c)(e)	5,870,000	5,889,650
Series W, 7.50%(c)(d)(f)	10,381,000	11,037,951
Morgan Stanley,
5.05%, 01/28/2027(d)	1,120,000	1,121,178
5.65%, 04/13/2028(d)	1,136,000	1,159,427
4.99%, 04/12/2029(d)	2,897,000	2,955,316
5.45%, 07/20/2029(d)	572,000	591,266
Series I, 4.13%, 10/18/2029(d)	18,054,000	18,055,733
4.36%, 10/22/2031(d)	3,957,000	3,962,128
		80,846,718
Leisure Facilities–0.12%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	2,449,000	2,486,470
Leisure Products–0.10%
Polaris, Inc., 5.60%, 03/01/2031	1,988,000	2,014,307
Life & Health Insurance–3.99%
American National Global Funding, 5.55%, 01/28/2030(b)	835,000	862,589
Athene Global Funding,
5.62%, 05/08/2026(b)	4,114,000	4,137,982
4.86%, 08/27/2026(b)	4,668,000	4,688,831
5.52%, 03/25/2027(b)	1,642,000	1,666,200
Constellation Global Funding, 4.85%, 10/22/2030(b)	2,244,000	2,234,417
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Corebridge Global Funding,
5.40% (SOFR + 1.30%), 09/25/2026(b)(e)	$2,993,000	$3,013,234
4.65%, 08/20/2027(b)	2,524,000	2,549,577
5.90%, 09/19/2028(b)	1,070,000	1,120,121
5.20%, 01/12/2029(b)	830,000	852,368
5.20%, 06/24/2029(b)(c)	1,537,000	1,583,408
Equitable America Global Funding,
3.95%, 09/15/2027(b)	3,852,000	3,847,781
4.65%, 06/09/2028(b)	3,215,000	3,253,633
GA Global Funding Trust,
4.40%, 09/23/2027(b)	3,349,000	3,358,654
5.50%, 01/08/2029(b)	1,535,000	1,583,356
Jackson National Life Global Funding,
5.50%, 01/09/2026(b)	2,659,000	2,662,166
4.70%, 06/05/2028(b)	1,724,000	1,741,699
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	5,115,000	5,168,704
MassMutual Global Funding II, 5.10%, 04/09/2027(b)	3,778,000	3,835,410
New York Life Global Funding,
4.15%, 07/25/2028(b)	7,755,000	7,789,237
4.71% (SOFR + 0.66%), 07/25/2028(b)(e)	7,755,000	7,773,701
Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)	1,893,000	1,922,096
Pacific Life Global Funding II,
5.50%, 08/28/2026(b)(c)	4,089,000	4,137,525
4.50%, 08/28/2029(b)(c)	4,861,000	4,930,578
Pricoa Global Funding I,
5.55%, 08/28/2026(b)(c)	1,754,000	1,773,887
4.40%, 08/27/2027(b)(c)	2,308,000	2,327,318
Principal Life Global Funding II, 5.00%, 01/16/2027(b)(c)	797,000	805,711
Protective Life Corp., 4.70%, 01/15/2031(b)	1,333,000	1,339,052
Protective Life Global Funding, 5.37%, 01/06/2026(b)	2,540,000	2,542,659
		83,501,894
Managed Health Care–0.12%
UnitedHealth Group, Inc., 4.75%, 07/15/2026(c)	2,589,000	2,602,019
Marine Transportation–0.06%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	1,242,000	1,226,454
Multi-Family Residential REITs–0.29%
Camden Property Trust, 5.85%, 11/03/2026	5,950,000	6,041,267
Multi-Sector Holdings–0.41%
HPS Corporate Lending Fund, 4.90%, 09/11/2028(b)	8,615,000	8,555,141
Multi-Utilities–0.19%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	1,770,000	1,779,205
DTE Energy Co., 4.95%, 07/01/2027	692,000	700,562
NiSource, Inc., 5.25%, 03/30/2028	266,000	272,961
Sempra, 6.38%, 04/01/2056(c)(d)	678,000	691,082
Principal Amount		Value
Multi-Utilities–(continued)
WEC Energy Group, Inc., 5.15%, 10/01/2027	$539,000	$549,368
		3,993,178
Office REITs–0.07%
COPT Defense Properties L.P., 4.50%, 10/15/2030	457,000	455,354
Office Properties Income Trust, 9.00%, 09/30/2029(b)(g)	1,069,000	955,419
		1,410,773
Oil & Gas Exploration & Production–0.74%
Diamondback Energy, Inc.,
5.20%, 04/18/2027	967,000	980,879
5.15%, 01/30/2030	917,000	944,070
EOG Resources, Inc., 4.40%, 07/15/2028	540,000	546,730
EQT Corp., 6.50%, 07/01/2027	8,621,000	8,810,510
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	2,829,286	2,909,439
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	1,346,000	1,404,212
		15,595,840
Oil & Gas Storage & Transportation–2.28%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	429,000	433,296
Energy Transfer L.P.,
6.05%, 12/01/2026	2,460,000	2,503,101
5.50%, 06/01/2027	6,578,000	6,679,908
6.10%, 12/01/2028	860,000	904,729
6.50%, 02/15/2056(d)	4,921,000	4,857,657
Series H, 6.50%(d)(f)	175,000	176,194
Enterprise Products Operating LLC, 4.30%, 06/20/2028	4,779,000	4,819,396
Kinder Morgan, Inc.,
5.10%, 08/01/2029	1,935,000	1,993,803
5.15%, 06/01/2030(c)	883,000	915,240
MPLX L.P., 4.80%, 02/15/2031	1,829,000	1,852,814
ONEOK, Inc.,
5.85%, 01/15/2026	1,300,000	1,300,630
5.55%, 11/01/2026	1,141,000	1,154,275
Plains All American Pipeline L.P., Series B, 8.22% (3 mo. Term SOFR + 4.37%)(e)(f)	4,776,000	4,799,206
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	3,511,000	3,538,924
5.03%, 10/01/2029	1,146,000	1,163,677
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/2028	1,049,000	1,050,709
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	5,196,000	5,597,971
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,382,000	2,455,017
4.80%, 11/15/2029	1,434,000	1,462,957
		47,659,504
Packaged Foods & Meats–0.64%
Campbell’s Co. (The), 5.20%, 03/19/2027	614,000	622,551
General Mills, Inc., 5.50%, 10/17/2028(c)	1,102,000	1,144,457
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Packaged Foods & Meats–(continued)
Mars, Inc.,
4.45%, 03/01/2027(b)	$5,521,000	$5,559,553
4.60%, 03/01/2028(b)(c)	5,956,000	6,033,920
		13,360,481
Paper & Plastic Packaging Products & Materials–0.25%
Berry Global, Inc., 4.88%, 07/15/2026(b)	716,000	716,200
Sealed Air Corp.,
5.00%, 04/15/2029(b)	1,800,000	1,813,921
7.25%, 02/15/2031(b)(c)	2,500,000	2,606,578
		5,136,699
Passenger Airlines–0.78%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	960,680	928,733
Series B, 5.65%, 11/11/2034	4,516,000	4,594,840
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	250,000	250,751
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	167,934	163,128
Delta Air Lines, Inc.,
4.95%, 07/10/2028	6,344,000	6,442,396
5.25%, 07/10/2030	2,010,000	2,064,433
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	1,059,282	1,083,318
United AirLines, Inc., 4.38%, 04/15/2026(b)	913,000	912,547
		16,440,146
Pharmaceuticals–1.67%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027	1,945,000	1,968,272
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	1,710,000	1,712,939
4.38%, 10/15/2030(b)	9,136,000	9,182,469
Novartis Capital Corp., 3.90%, 11/05/2028(c)	4,670,000	4,690,281
Pfizer, Inc., 3.88%, 11/15/2027	15,939,000	15,968,900
Zoetis, Inc., 4.15%, 08/17/2028	1,467,000	1,476,846
		34,999,707
Rail Transportation–0.29%
TTX Co., 5.50%, 09/25/2026(b)	5,926,000	5,986,310
Real Estate Development–0.17%
Essential Properties L.P., 2.95%, 07/15/2031	3,939,000	3,601,137
Regional Banks–0.19%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	1,887,000	1,902,431
Zions Bancorp. N.A., 4.70%, 08/18/2028(d)	2,029,000	2,027,592
		3,930,023
Reinsurance–0.20%
RGA Global Funding, 4.35%, 08/25/2028(b)	4,097,000	4,114,411
Principal Amount		Value
Research & Consulting Services–0.03%
Verisk Analytics, Inc., 4.50%, 08/15/2030	$599,000	$604,124
Retail REITs–0.31%
Realty Income Corp.,
5.05%, 01/13/2026	488,000	488,048
3.95%, 02/01/2029	6,052,000	6,033,801
		6,521,849
Self-Storage REITs–0.32%
Extra Space Storage L.P., 5.70%, 04/01/2028	567,000	586,498
Public Storage Operating Co., 4.77% (SOFR + 0.70%), 04/16/2027(e)	6,065,000	6,083,137
		6,669,635
Semiconductors–1.20%
Broadcom, Inc.,
5.05%, 07/12/2027(c)	2,228,000	2,266,472
4.15%, 02/15/2028	3,270,000	3,286,407
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	2,514,000	2,644,969
5.50%, 01/25/2031(b)	2,350,000	2,445,417
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	9,524,000	9,548,110
4.38%, 09/11/2030(b)	4,894,000	4,895,507
		25,086,882
Soft Drinks & Non-alcoholic Beverages–0.33%
Keurig Dr Pepper, Inc.,
4.61% (SOFR + 0.58%), 11/15/2026(e)	6,501,000	6,500,239
4.35%, 05/15/2028	361,000	362,213
		6,862,452
Sovereign Debt–1.51%
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	1,527,000	1,545,338
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	9,538,000	9,608,430
Kuwait International Government Bond (Kuwait),
4.02%, 10/09/2028(b)	14,647,000	14,658,458
4.14%, 10/09/2030(b)	1,953,000	1,955,770
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,911,992
		31,679,988
Specialized Consumer Services–0.10%
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(b)	2,065,000	2,108,196
Specialized Finance–0.11%
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(d)	2,304,000	2,349,255
Specialty Chemicals–0.48%
OCP S.A. (Morocco), 6.10%, 04/30/2030(b)	1,149,000	1,199,315
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Specialty Chemicals–(continued)
Sherwin-Williams Co. (The), 4.30%, 08/15/2028	$6,243,000	$6,283,560
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	2,500,000	2,606,867
		10,089,742
Steel–0.39%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	1,699,000	1,769,849
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	2,750,000	2,831,711
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,197,000	2,200,351
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	1,415,000	1,452,386
		8,254,297
Systems Software–0.09%
Oracle Corp., 4.45%, 09/26/2030(c)	1,935,000	1,907,456
Tobacco–0.53%
Altria Group, Inc., 4.88%, 02/04/2028(c)	1,669,000	1,698,065
Philip Morris International, Inc.,
4.75%, 02/12/2027	2,670,000	2,695,799
4.38%, 11/01/2027	3,390,000	3,421,007
5.13%, 11/17/2027	830,000	847,656
4.13%, 04/28/2028	1,104,000	1,108,767
5.25%, 09/07/2028	1,276,000	1,317,145
		11,088,439
Trading Companies & Distributors–0.15%
Air Lease Corp., Series B, 4.65%(d)(f)	1,351,000	1,338,872
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)	1,793,000	1,848,662
		3,187,534
Wireless Telecommunication Services–0.03%
T-Mobile USA, Inc., 4.95%, 03/15/2028	676,000	689,078
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,402,629,165)		1,416,675,478

Asset-Backed Securities–28.78%
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.82% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	4,509,000	4,502,327
ALA Trust, Series 2025-OANA, Class B, 5.80% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(e)	6,200,000	6,237,797
Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	$319,301	$312,267
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	1,345,006	1,289,082
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	562,133	543,413
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	2,112,498	1,832,365
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	8,331,032	7,334,476
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	5,318,326	5,079,297
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	3,600,446	3,635,744
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	3,007,850	3,020,278
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	4,681,441	4,722,671
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 0.00% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(e)(i)	4,025,000	4,026,006
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	15,833,333	15,902,028
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,077,770
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,442,456
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,889,092
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	2,155,000	2,158,668
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	4,820,000	4,829,170
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-4A, Class A1RR, 4.85% (3 mo. Term SOFR + 0.99%), 04/23/2035(b)(e)	535,000	535,228
Series 2021-1A, Class AR, 4.82% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	2,452,000	2,449,347
Series 2021-3A, Class AR, 4.93% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(e)	705,000	704,929
Series 2021-4A, Class A1R, 5.08% (3 mo. Term SOFR + 1.20%), 10/20/2034(b)(e)	895,000	896,487
Series 2021-6A, Class A1R, 4.96% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(e)	1,210,000	1,211,164
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 6.45%, 05/25/2034(h)	8,217	7,989
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	2,090,000	2,101,204
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	4,225,074	3,826,154
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	5,077,706	4,458,652
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$71,138	$69,001
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	152,093	148,401
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(j)	16,518,415	142,022
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	5,262,000	5,262,458
BlackRock CLO L.P., Series 2025- 2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(e)	3,485,000	3,487,973
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	388,925	380,597
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(h)	4,936,000	5,118,203
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.95% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	1,523,000	1,523,778
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.92% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	2,695,460	2,692,807
Series 2021-VOLT, Class A, 4.77% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	6,360,357	6,357,512
Series 2021-VOLT, Class B, 5.02% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	10,971,978	10,967,615
Series 2021-VOLT, Class C, 5.17% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(e)	2,707,875	2,706,876
Series 2021-VOLT, Class D, 5.72% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	6,262,505	6,260,852
Principal Amount		Value

BX Trust,
Series 2021-LGCY, Class A, 4.58% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(e)	$25,000,000	$24,905,115
Series 2022-LBA6, Class A, 4.96% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	5,550,000	5,546,056
Series 2022-LBA6, Class B, 5.26% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	3,435,000	3,433,073
Series 2022-LBA6, Class C, 5.56% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,835,000	1,834,240
Series 2025-VLT6, Class A, 5.40% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	4,055,000	4,048,288
Series 2025-VLT6, Class B, 5.85% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(e)	2,870,000	2,862,927
Series 2025-VOLT, Class A, 5.70% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(e)	7,000,000	7,008,562
Series 2025-VOLT, Class B, 6.10% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(e)	10,610,000	10,646,717
Series 2025-VOLT, Class C, 6.35% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(e)	3,475,000	3,487,834
Series 2025-VOLT, Class D, 6.75% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(e)	3,245,000	3,258,173
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R4, 4.76% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(e)	2,575,000	2,575,203
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,408,163
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.03%, 11/13/2050(j)	6,793,801	78,491
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.85% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	2,532,026	2,534,563
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	13,275,000	12,889,282
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	40,263	38,685
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	1,294,073	1,193,195
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.81%, 01/25/2036(h)	162,558	150,930
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(j)	18,009,326	262,853
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(h)	$24,433	$23,117
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	274,386	267,408
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	4,881,288	4,113,335
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	3,939,493	3,595,211
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	2,974,049	2,705,257
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	3,130,225	3,017,463
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	1,790,000	1,790,726
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	126,114	126,338
Series 2005-J4, Class A7, 5.50%, 11/25/2035	231,278	192,386
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(h)	2,106,097	2,030,234
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(h)	9,973,953	9,158,494
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	598,430	547,088
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	3,152,978	2,842,188
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	3,524,148	3,443,738
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	4,341,829	4,329,880
Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	3,590,000	3,618,277
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	2,439	2,433
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	833,014	733,120
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	3,046,901	2,731,045
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	4,344,104	4,332,720
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	577,153	579,598
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	730,000	742,710
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,490,000	1,505,900
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	2,010,000	2,022,173
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	7,109,259	6,430,532
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	1,498,020	1,363,642
Principal Amount		Value

Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.81% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	$5,654,000	$5,642,833
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	5,507,791	5,573,741
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(h)	805,800	793,343
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	457,623	441,801
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(h)	2,158,035	2,210,156
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	1,581,674	1,595,329
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 4.85% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(e)	1,680,000	1,677,752
Goldentree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.03% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	2,228,000	2,230,916
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.86% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(e)	6,284,000	6,280,952
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	3,868,027	3,499,788
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	3,816,017	3,818,981
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.00%, 07/25/2035(h)	16,445	15,894
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.83% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(e)	2,450,000	2,451,494
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	469,096	466,918
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(k)	6,557,000	6,551,099
IP Mortgage Trust, Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(h)	3,000,000	3,060,502
J.P. Morgan Mortgage Trust, Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(h)	1,027,516	1,027,671
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	70,031	69,775
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.85%, 02/15/2048(j)	3,400,300	223
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.96% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(e)	4,985,000	4,982,478
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	$2,945,953	$2,664,344
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	2,935,666	2,650,375
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	138,417	132,396
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	5,277,765	4,794,931
MILE Trust,
Series 2025-STNE, Class B, 5.66% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(e)	1,515,000	1,517,644
Series 2025-STNE, Class C, 6.06% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(e)	1,195,000	1,197,543
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	1,189,853	1,180,816
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(h)	1,895,000	1,954,320
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	6,830,380	95,399
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	5,152,251	5,207,461
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(h)	2,180,352	2,184,300
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	2,258,496	2,296,648
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.84% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(e)	3,320,000	3,320,870
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 5.20% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(e)	3,660,000	3,666,035
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	364,347	351,277
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	746,214	706,648
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	3,058,472	2,924,346
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,340,000	1,345,994
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.87% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	5,654,000	5,642,946
Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	$4,525,682	$3,936,901
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	3,678,235	3,334,497
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)	2,625,415	2,623,658
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(h)	2,463,179	2,457,252
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	3,434,270	3,113,596
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.81% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	3,978,000	3,975,967
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.23% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(e)	3,874,000	3,879,276
PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(h)	4,051,634	4,048,697
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	3,789,510	3,846,378
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	3,073,491	2,924,820
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,196,333	8,194,064
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(h)	4,907,001	4,987,847
Qdoba Funding LLC, Series 2023- 1A, Class A2, 8.50%, 09/14/2053(b)	6,368,040	6,630,774
Rate Mortgage Trust, Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(h)	1,907,280	1,938,786
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,392	1,944
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	63,119	62,780
RR 16 Ltd., Series 2021-16A, Class A1R, 4.95% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(e)	3,115,000	3,116,486
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.97% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(e)	8,860,000	8,862,543
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,581,165	2,571,623
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(h)	400,159	348,166
Series 2013-6, Class A2, 3.00%, 05/25/2043(h)	496,220	456,621
Series 2013-7, Class A2, 3.00%, 06/25/2043(h)	308,021	282,392
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(h)	4,932,561	4,955,527
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

SHRN Trust,
Series 2025-MF18, Class A, 5.16% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(e)	$7,045,000	$7,051,898
Series 2025-MF18, Class B, 5.41% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(e)	1,385,000	1,387,137
Series 2025-MF18, Class C, 5.66% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(e)	590,000	591,060
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.96% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	4,931,000	4,934,299
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,417,917	4,120,759
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	64,389	62,103
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	474,655	454,458
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	3,757,890	3,420,509
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(h)	138,434	7,408
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,109,590	3,147,776
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	2,960,100	2,954,671
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	5,605,000	5,621,238
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.10% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	961,420	962,107
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.99% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	2,375,159	2,375,819
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.80% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	3,495,685	3,497,303
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	1,995,000	2,028,712
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	2,260,000	2,269,075
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	1,815,000	1,624,144
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,282,600	4,059,157
Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, 4.87%, 04/20/2034	5,425,000	5,418,912
TierPoint Issuer LLC, Series 2025- 1A, Class A2, 6.15%, 04/26/2055(b)	4,388,000	4,474,111
Principal Amount		Value

Tricon Residential Trust, Series 2025-SFR1, Class A, 5.06% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	$4,019,226	$4,023,044
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.24%, 11/15/2050(j)	8,596,960	124,191
Urbacon DC L.P., Series 2025-1A, Class A2, 4.51%, 08/25/2055(b)	5,000,000	3,628,251
Vantage Data Centers Issuer, LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	2,870,000	2,886,999
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(h)	5,295,000	5,379,700
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(h)	1,995,000	2,027,193
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(h)	3,360,000	3,442,147
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(h)	1,474,237	1,334,666
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(h)	953,582	873,598
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	4,254,268	3,932,656
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	584,275	566,083
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	2,982,878	2,820,655
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(h)	1,545,679	1,547,540
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	444,935	431,302
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.70%, 10/25/2033(h)	54,562	52,726
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	26,150	24,707
Series 2005-AR16, Class 1A1, 4.53%, 12/25/2035(h)	114,032	104,741
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.97%, 12/15/2050(j)	9,756,321	139,153
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,176,592	6,141,634
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(h)	6,916,000	7,060,272
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	10,136,904
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,570,212	9,026,655
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,200,000	5,341,272
Total Asset-Backed Securities (Cost $615,281,514)		602,836,798
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
U.S. Treasury Securities–1.22%
U.S. Treasury Bills–0.55%
3.63% - 4.12%, 05/14/2026(l)(m)	$11,790,000	$11,594,018
U.S. Treasury Notes–0.67%
3.50%, 10/31/2027	3,837,000	3,836,250
3.50%, 11/15/2028	6,645,000	6,646,817
3.63%, 10/31/2030	3,501,000	3,504,556
		13,987,623
Total U.S. Treasury Securities (Cost $25,551,965)		25,581,641
Variable Rate Senior Loan Interests–1.22%(n)(o)
Aerospace & Defense–0.06%
TransDigm, Inc., Term Loan M, 6.50% (1 mo. SOFR + 2.50%), 08/30/2032	1,108,800	1,112,359
Restaurants–0.88%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.92% (1 mo. SOFR + 2.00%), 09/10/2031	6,626,267	6,638,691
Term Loan, 5.84%, 10/25/2032	11,780,000	11,797,199
		18,435,890
Wireless Telecommunication Services–0.28%
X Corp.,
Term Loan B, 9.50%, 10/27/2029	5,000,000	4,963,025
Term Loan B , 10.45% (TSFR3M + 6.50%), 10/27/2029	987,271	962,960
		5,925,985
Total Variable Rate Senior Loan Interests (Cost $25,551,457)		25,474,234
Shares
Exchange-Traded Funds–0.80%
Invesco High Yield Bond Factor ETF(p)	125,200	2,834,190
Invesco High Yield Select ETF(p)	9,000	231,981
Invesco Short Duration Total Return Bond ETF(p)	543,300	13,642,263
Total Exchange-Traded Funds (Cost $16,703,839)		16,708,434
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.38%
Collateralized Mortgage Obligations–0.21%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(q)	$161,428	15,333
6.50%, 02/25/2032 to 07/25/2032(q)	129,043	14,757
6.00%, 12/25/2032 to 09/25/2035(q)	322,060	37,010
5.50%, 11/25/2033 to 06/25/2035(q)	277,322	36,764
PO, 0.00%, 09/25/2032(i)	10,716	9,889
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(q)	$122,821	$1,794
3.65% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(q)	63,581	5,773
3.71% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(q)	14,305	1,466
3.76% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(q)	57,209	4,368
3.75% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(q)	28,742	2,926
3.91% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(q)	41,335	4,132
2.81% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(q)	27,195	2,210
3.61% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(q)	13,261	1,437
3.81% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(e)(q)	82,182	8,296
3.85% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(q)	56,727	5,128
4.06% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(q)	75,971	11,210
7.00%, 04/25/2033(q)	363,454	44,638
2.51% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(e)(q)	335,449	27,954
1.86% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(q)	184,412	15,820
2.56% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(q)	67,920	2,825
2.41% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(q)	66,917	3,254
3.50%, 08/25/2035(q)	1,778,404	177,949
2.35% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(q)	76,825	6,348
4.00%, 04/25/2041 to 08/25/2047(q)	458,796	73,525
2.36% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(q)	177,845	15,798
1.96% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(q)	425,421	48,952
4.50%, 02/25/2043(q)	105,247	12,153
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.50%, 07/25/2046(q)	$499,689	$64,588
1.71% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(q)	3,636,512	389,252
6.50%, 11/25/2029	16,991	17,295
5.19% (30 Day Average SOFR + 1.11%), 04/25/2032(e)	17,521	17,714
4.75% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	8,695	8,696
4.59% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(e)	54,077	53,668
5.50%, 04/25/2035 to 03/25/2037	909,885	943,879
9.22% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	41,471	49,972
8.85% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	118,638	141,797
8.85% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	17,570	19,796
4.00%, 03/25/2041	61,655	59,544
4.64% (30 Day Average SOFR + 0.56%), 02/25/2047(e)	33,549	33,440
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.88%, 02/25/2026(j)	7,463,699	5,810
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	20,622,897	58,977
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	20,479,108	557,904
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(q)	430,691	6,681
2.50%, 05/15/2028(q)	139,977	2,958
4.44% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(e)(q)	2	0
3.79% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(e)(q)	48,527	2,850
3.49% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(q)	45,345	2,422
3.84% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(e)(q)	28,557	1,702
2.44% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(q)	191,110	12,653
2.49% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(q)	38,165	2,428
2.46% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(q)	86,434	5,530
1.89% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(q)	101,497	5,455
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.74% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(q)	$25,388	$2,755
1.74% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(q)	22,779	2,102
1.81% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(q)	382,122	32,607
1.99% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(q)	68,298	6,563
1.84% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(q)	506,788	53,718
6.50%, 04/15/2028 to 06/15/2032	260,379	270,692
6.00%, 01/15/2029 to 04/15/2029	88,906	90,526
7.50%, 09/15/2029	11,051	11,349
8.00%, 03/15/2030	9,058	9,390
5.21% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(e)	25,616	25,856
5.26% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(e)	53,674	54,255
4.76% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	1,228	1,228
5.00%, 08/15/2035	643,255	666,173
4.00%, 06/15/2038	41,086	39,745
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(q)	165,952	2,976
3.15%, 12/15/2027(j)	50,795	1,058
6.50%, 02/01/2028(q)	2,946	140
7.00%, 09/01/2029(q)	36,909	3,173
7.50%, 12/15/2029(q)	18,974	1,811
6.00%, 12/15/2032(q)	18,860	2,012
		4,334,849
Federal Home Loan Mortgage Corp. (FHLMC)–0.04%
8.50%, 06/01/2026	416	417
6.50%, 07/01/2028 to 04/01/2034	24,533	25,413
7.00%, 08/01/2028 to 03/01/2035	288,056	301,963
7.50%, 01/01/2032 to 02/01/2032	127,094	132,070
5.00%, 07/01/2033 to 06/01/2034	88,972	89,691
5.50%, 09/01/2039	280,447	292,136
ARM, 6.45% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.82%), 07/01/2036(e)	3,071	3,123
7.23% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	1,415	1,461
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(e)	5,193	5,339
		851,613
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.10%
7.00%, 08/01/2026 to 08/01/2036	$508,979	$532,930
7.50%, 02/01/2027 to 08/01/2033	280,043	288,829
6.50%, 12/01/2029 to 10/01/2035	376,005	389,467
8.50%, 05/01/2030 to 07/01/2030	29,113	29,899
6.00%, 06/01/2030 to 03/01/2037	695,629	728,884
8.00%, 07/01/2032	25,268	25,515
5.50%, 02/01/2035 to 05/01/2036	104,966	108,219
ARM, 6.22% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	11,488	11,759
6.25% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	10,666	11,031
6.65% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(e)	3,396	3,474
		2,130,007
Government National Mortgage Association (GNMA)–0.03%
7.50%, 03/15/2026 to 11/15/2026	421	421
7.00%, 10/15/2026 to 01/20/2030	16,612	16,895
8.50%, 07/20/2027	2,127	2,150
6.50%, 07/15/2028 to 02/15/2034	257,036	269,968
IO, 2.48% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(q)	345,530	19,412
2.58% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(q)	457,834	31,644
4.50%, 09/16/2047(q)	1,225,009	222,019
2.13% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(q)	1,368,653	175,123
		737,632
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $11,059,062)		8,054,101
	Shares
Preferred Stocks–0.30%
Diversified Financial Services–0.30%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,994,375)(d)	239,775	6,344,447
Principal Amount		Value
Agency Credit Risk Transfer Notes–0.14%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 6.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	$1,114,189	$1,136,891
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 6.22% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	349,246	351,032
Series 2023-DNA1, Class M1, STACR®, 6.14% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	812,790	824,377
Series 2025-DNA4, Class A1, STACR®, 4.97% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(e)	553,438	553,751
Total Agency Credit Risk Transfer Notes (Cost $2,829,663)		2,866,051
Shares
Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(p)(r)	8,556,809	8,556,809
Invesco Treasury Portfolio, Institutional Class, 3.85%(p)(r)	15,891,213	15,891,213
Total Money Market Funds (Cost $24,448,022)		24,448,022
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.64% (Cost $2,130,049,062)		2,128,989,206
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.61%
Invesco Private Government Fund, 4.00%(p)(r)(s)	32,529,861	32,529,861
Invesco Private Prime Fund, 4.12%(p)(r)(s)	85,073,793	85,099,315
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $117,629,176)		117,629,176
TOTAL INVESTMENTS IN SECURITIES–107.25% (Cost $2,247,678,238)		2,246,618,382
OTHER ASSETS LESS LIABILITIES—(7.25)%		(151,847,608)
NET ASSETS–100.00%		$2,094,770,774
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $1,103,810,840, which represented 52.69% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.

(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2025.

(i)	Zero coupon bond issued at a discount.
(j)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
November 30, 2025.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$341,423	$2,491,303	$-	$1,464	$-	$2,834,190	$93,978
Invesco High Yield Select ETF	255,199	-	(25,349)	1,697	434	231,981	10,714
Invesco Short Duration Total Return Bond ETF	299,952	13,348,577	-	(6,266)	-	13,642,263	113,427
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	16,391,349	195,594,502	(203,429,042)	-	-	8,556,809	244,482
Invesco Treasury Portfolio, Institutional Class	30,436,638	363,246,933	(377,792,358)	-	-	15,891,213	449,614
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$37,482,250	$219,060,538	$(224,012,927)	$-	$-	$32,529,861	$1,236,818*
Invesco Private Prime Fund	100,147,827	495,154,830	(510,204,155)	-	813	85,099,315	3,362,087*
Total	$185,354,638	$1,288,896,683	$(1,315,463,831)	$(3,105)	$1,247	$158,785,632	$5,511,120

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,429	March-2026	$1,133,897,552	$971,560	$971,560
U.S. Treasury Ultra Bonds	4	March-2026	483,750	5,211	5,211
Subtotal—Long Futures Contracts				976,771	976,771
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	3,468	March-2026	(380,667,187)	(1,530,153)	(1,530,153)
U.S. Treasury 10 Year Notes	22	March-2026	(2,493,563)	(15,677)	(15,677)
U.S. Treasury 10 Year Ultra Notes	590	March-2026	(68,559,844)	(613,975)	(613,975)
U.S. Treasury Long Bonds	217	March-2026	(25,483,937)	(271,628)	(271,628)
Subtotal—Short Futures Contracts				(2,431,433)	(2,431,433)
Total Futures Contracts				$(1,454,662)	$(1,454,662)

(a)	Futures contracts collateralized by $1,717,721 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/28/2026	Deutsche Bank AG	CAD	5,000,000	USD	3,584,019	$(4,190)

Investment Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,416,675,478	$—	$1,416,675,478
Asset-Backed Securities	—	596,285,699	6,551,099	602,836,798
U.S. Treasury Securities	—	25,581,641	—	25,581,641
Variable Rate Senior Loan Interests	—	25,474,234	—	25,474,234
Exchange-Traded Funds	16,708,434	—	—	16,708,434
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	8,054,101	—	8,054,101
Preferred Stocks	6,344,447	—	—	6,344,447
Agency Credit Risk Transfer Notes	—	2,866,051	—	2,866,051
Money Market Funds	24,448,022	117,629,176	—	142,077,198
Total Investments in Securities	47,500,903	2,192,566,380	6,551,099	2,246,618,382
Other Investments - Assets*
Investments Matured	—	40,749	—	40,749
Futures Contracts	976,771	—	—	976,771
	976,771	40,749	—	1,017,520
Other Investments - Liabilities*
Futures Contracts	(2,431,433)	—	—	(2,431,433)
Forward Foreign Currency Contracts	—	(4,190)	—	(4,190)
	(2,431,433)	(4,190)	—	(2,435,623)
Total Other Investments	(1,454,662)	36,559	—	(1,418,103)
Total Investments	$46,046,241	$2,192,602,939	$6,551,099	$2,245,200,279

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Short Term Bond Fund